Debt Securities Available for Sale (Tables)	12 Months Ended
Dec. 31, 2025
Investments Debt And Equity Securities [Line Items]
Schedule of Debt Securities, Available-for-Sale
Debt securities available for sale at December 31, 2025 and 2024 are summarized as follows:

	December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
		(In thousands)
U.S. government and agency obligations	$393,875	$4,595	$—	$398,470
Mortgage-backed securities and collateralized mortgage obligations	732,393	1,646	(79,066)	654,973
Municipal obligations	1,975	—	(14)	1,961
Corporate debt securities	71,976	314	(5,677)	66,613

	$1,200,219	$6,555	$(84,757)	$1,122,017

	December 31, 2024
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Fair Value
		(In thousands)
U.S. government and agency obligations	$314,494	$810	$(602)	$314,702
Mortgage-backed securities and collateralized mortgage obligations	729,488	173	(106,704)	622,957
Municipal obligations	2,378	3	(22)	2,359
Corporate debt securities	95,508	123	(9,703)	85,928

	$1,141,868	$1,109	$(117,031)	$1,025,946

Schedule of Securities by Contractual Maturity
The amortized cost and fair value of debt securities available for sale at December 31, 2025, by contractual final maturity, is shown below. Expected maturities may differ from contractual maturities due to prepayment or early call options exercised by the issuer.

	December 31, 2025
	Amortized Cost	Fair Value
	(In thousands)
One year or less	$130,960	$131,384
More than one year to five years	251,648	255,013
More than five years to ten years	85,218	80,647

	$467,826	$467,044
Mortgage-backed securities and collateralized mortgage obligations	732,393	654,973

	$1,200,219	$1,122,017

Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value
The following tables summarize the fair value and gross unrealized losses of those securities that reported an unrealized loss at December 31, 2025 and 2024 and if the unrealized loss position was continuous for the twelve months prior to those respective dates:

	December 31, 2025
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)
	(In thousands)
U.S. government and agency obligations	$—	$—	$—	$—	$—	$—
Mortgage-backed securities and collateralized mortgage obligations	27,710	(57)	456,562	(79,009)	484,272	(79,066)
Municipal obligations	1,536	(14)	—	—	1,536	(14)
Corporate debt securities	3,996	(4)	56,802	(5,673)	60,798	(5,677)

	$33,242	$(75)	$513,364	$(84,682)	$546,606	$(84,757)

	December 31, 2024
	Less Than 12 Months		12 Months or Longer		Total
	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)	Fair Value	Gross Unrealized (Losses)
	(In thousands)
U.S. government and agency obligations	$126,197	$(602)	$—	$—	$126,197	$(602)
Mortgage-backed securities and collateralized mortgage obligations	93,763	(475)	476,559	(106,229)	570,322	(106,704)
Municipal obligations	—	—	1,346	(22)	1,346	(22)
Corporate debt securities	—	—	80,805	(9,703)	80,805	(9,703)

	$219,960	$(1,077)	$558,710	$(115,954)	$778,670	$(117,031)

Northfield Bancorp, Inc. [Member]
Investments Debt And Equity Securities [Line Items]
Schedule of Debt Securities, Available-for-Sale
The following is a comparative summary of mortgage-backed securities and other debt securities available-for-sale
at December 31, 2025 and 2024 (in thousands):

	December 31, 2025
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
U.S. Government agency securities	$607	$—	$(49)	$558
Mortgage-backed securities:
Pass-through certificates:
Government sponsored enterprises (“GSEs”)	515,162	2,508	(10,721)	506,949
Real estate mortgage investment conduits “REMICs”):
GSE	870,020	6,123	(4,044)	872,099

Total mortgage-backed securities	1,385,182	8,631	(14,765)	1,379,048

Other debt securities:
Municipal bonds	614	1	(1)	614
Corporate bonds	32,101	268	(170)	32,199

Total other debt securities	32,715	269	(171)	32,813

Total debt securities available-for-sale	$1,418,504	$8,900	$(14,985)	$1,412,419

	December 31, 2024
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
U.S. Government agency securities	75,734	—	(386)	75,348
Mortgage-backed securities:
Pass-through certificates:
GSE	282,704	—	(21,028)	261,676
REMICs:
GSE	734,086	1,231	(7,974)	727,343

Total mortgage-backed securities	1,016,790	1,231	(29,002)	989,019

Other debt securities:
Municipal bonds	684	1	—	685
Corporate bonds	36,569	134	(938)	35,765

Total other debt securities	37,253	135	(938)	36,450

Total debt securities available-for-sale	$1,129,777	$1,366	$(30,326)	$1,100,817

Schedule of Securities by Contractual Maturity
The following is a summary of the expected maturity distribution of debt securities available-for-sale
other than mortgage-backed securities at December 31, 2025 (in thousands):

Available-for-sale	Amortized cost	Estimated fair value
Due in one year or less	$4,310	$4,322
Due after one year through five years	19,012	18,890
Due after five years through ten years	10,000	10,159

	$33,322	$33,371

Debt Securities, Available-for-Sale, Unrealized Loss Position, Fair Value
Gross unrealized losses on mortgage-backed securities and other debt securities available-for-sale,
and the estimated fair value of the related securities, aggregated by security category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2025 and 2024, were as follows (in thousands):

	December 31, 2025
	Less than 12 months		12 months or more		Total
	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value
U.S. Government agency securities	$—	$—	$(49)	$558	$(49)	$558
Mortgage-backed securities:
Pass-through certificates:
GSE	(92)	51,775	(10,629)	189,412	(10,721)	241,187
REMICs:
GSE	(12)	7,980	(4,032)	120,616	(4,044)	128,596
Other debt securities:
Municipal bonds	(1)	482	—	—	(1)	482
Corporate bonds	(5)	1,995	(165)	18,837	(170)	20,832

Total	$(110)	$62,232	$(14,875)	$329,423	$(14,985)	$391,655

	December 31, 2024
	Less than 12 months		12 months or more		Total
	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value
U.S. Government agency securities	$—	$—	$(386)	$75,348	$(386)	$75,348
Mortgage-backed securities:
Pass-through certificates:
GSE	(125)	7,329	(20,903)	254,163	(21,028)	261,492
REMICs:
GSE	(285)	105,412	(7,689)	164,262	(7,974)	269,674
Other debt securities:
Municipal bonds	—	—	—	—	—	—
Corporate bonds	—	—	(938)	18,066	(938)	18,066

Total	$(410)	$112,741	$(29,916)	$511,839	$(30,326)	$624,580